Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Operating revenues	¥ 375,734	¥ 377,124	¥ 366,229
Operating expenses
Depreciation and amortization	(88,145)	(75,493)	(74,951)
Network operations and support	(109,799)	(116,062)	(103,969)
Selling, general and administrative	(57,361)	(59,422)	(58,434)
Personnel expenses	(63,567)	(59,736)	(56,043)
Other operating expenses	(27,792)	(37,697)	(45,612)
Total operating expenses	(346,664)	(348,410)	(339,009)
Operating income	29,070	28,714	27,220
Net finance costs	(3,639)	(2,708)	(3,291)
Investment income	30	38	147
Income from investments in associates	1,573	2,104	877
Earnings before income tax	27,034	28,148	24,953
Income tax	(6,322)	(6,810)	(6,192)
Profit for the year	20,712	21,338	18,761
Other comprehensive income for the year, Items that will not be reclassified subsequently to profit or loss:
Change in fair value of investments in equity instruments at fair value through other comprehensive income	604	(324)
Deferred tax on change in fair value of investments in equity instruments at fair value through other comprehensive income	(147)	82
Other comprehensive income that will not be reclassified to profit or loss, net of tax	457	(242)
Other comprehensive income for the year, Items that may be reclassified subsequently to profit or loss:
Change in fair value of available-for-sale equity securities			(400)
Deferred tax on change in fair value of available-for-sale equity securities			100
Exchange difference on translation of financial statements of subsidiaries outside mainland China	102	154	(259)
Share of other comprehensive income of associates	(2)	(7)	7
Other comprehensive income that may be reclassified to profit or loss, net of tax	100	147	(552)
Other comprehensive income for the year, net of tax	557	(95)	(552)
Total comprehensive income for the year	21,269	21,243	18,209
Profit attributable to
Equity holders of the Company	20,517	21,210	18,617
Non-controlling interests	195	128	144
Profit for the year	20,712	21,338	18,761
Total comprehensive income attributable to
Equity holders of the Company	21,074	21,115	18,065
Non-controlling interests	195	128	144
Total comprehensive income for the year	¥ 21,269	¥ 21,243	¥ 18,209
Basic earnings per share	¥ 0.25	¥ 0.26	¥ 0.23
Number of shares	80,932	80,932	80,932